Volkswagen Auto Loan Enhanced Trust 2013-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5-31-2017	PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				6/16/2017
2	Payment Date				6/20/2017
3	Collection Period			4/29/2017	5/31/2017	33
4	Monthly Interest Period - Actual/360			5/22/2017	6/19/2017	29
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	304,000,000.00	—	—	—	—
7	Class A-2 Notes	502,000,000.00	—	—	—	—
8	Class A-3 Notes	530,000,000.00	—	—	—	—
9	Class A-4 Notes	164,000,000.00	117,367,262.72	16,200,846.59	101,166,416.13	0.6168684

10	Total Securities	$1,500,000,000.00	$117,367,262.72	$16,200,846.59	$101,166,416.13

11	Overcollateralization	46,393,069.13	46,393,069.13		46,393,069.13

12	Adjusted Pool Balance	$1,546,393,069.13	$163,760,331.85	$16,200,846.59	$147,559,485.26

13	YSOC	47,789,424.87	3,681,248.43		3,279,706.18

14	Net Pool Balance	$1,594,182,494.00	$167,441,580.28	$16,200,846.59	$150,839,191.44

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.42000%	—	—	—	—
17	Class A-3 Notes	0.70000%	—	—	—	—
18	Class A-4 Notes	1.16000%	113,455.02	0.6917989	16,314,301.61	99.4774488

	Total Securities		113,455.02		16,314,301.61

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					10,115,363.55
20	Scheduled Interest Payments Received					357,958.99
21	Prepayments of Principal Received					6,340,314.02
22	Liquidation Proceeds					42,847.06
23	Recoveries Received					196,987.08
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					17,053,470.70

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					4,119.15

28	Total Available Funds, prior to Servicer Advances					17,057,589.85

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					17,057,589.85

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					17,057,589.85

D. DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					139,534.65
35	Class A Noteholder Interest (Item 50)					113,455.02
36	Principal Distribution Amount (Item 75)					16,200,846.59
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					603,753.59

*	VCI, as Servicer, has elected to exercise its option under Section 8.1 of the Sale and Servicing Agreement to purchase the Trust Estate immediately after the monthly payment of principal and interest on June 20, 2017 (the “Redemption Date”) and has deposited $101,166,416.13 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	139,534.65	—	139,534.65

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	—	—	—
45	Class A-4 Interest	113,455.02	—	113,455.02
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	113,455.02	—	113,455.02

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			163,760,331.85
52	Beginning Net Pool Balance		167,441,580.28
53	Receipts of Scheduled Principal		(10,115,363.55)
54	Receipts of Prepaid Principal		(6,340,314.02)
55	Liquidation Proceeds		(42,847.06)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(103,864.21)

59	Ending Net Pool Balance		150,839,191.44
60	Yield Supplement Overcollateralization Amount		3,279,706.18

61	Adjusted Pool Balance		147,559,485.26
62	Less: Adjusted Pool Balance - End of Collection Period			147,559,485.26

63	Calculated Principal Distribution Amount			16,200,846.59

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			17,057,589.85
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			139,534.65
67	Less: Interest Paid to Noteholders (Item 35)			113,455.02
68	Less: Calculated Principal Distribution (Item 63)			16,200,846.59

69	Equals: Remaining Available Funds before Servicer Advance			603,753.59
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			603,753.59
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			16,200,846.59

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,731,965.35, and (b) the aggregate note balance)			7,731,965.35
81	Initial Reserve Account Balance			1,546,393.07
82	Beginning Reserve Account Balance			7,731,965.35
83	Plus: Net Investment Income for the Collection Period			4,119.15

84	Subtotal: Reserve Fund Available for Distribution			7,736,084.50
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,736,084.50
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			4,119.15

89	Equals: Ending Reserve Account Balance			7,731,965.35

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,594,182,494	150,839,191
92	Number of Current Contracts		65,070	23,678
93	Weighted Average Loan Rate		2.55%	2.50%
94	Average Remaining Term		56.9	17.5
95	Average Original Term		64.1	67.1
96	Monthly Prepayment Rate			1.37%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		13	129,307.65
98	Liquidation Proceeds on Related Vehicles			25,443.44
99	Recoveries Received on Receivables Previously Charged Off			196,987.08

100	Net Principal Losses for Current Collection Period		13	(93,122.87)

101	Beginning Net Principal Losses		945	9,886,893.09
102	Net Principal Losses for Current Collection Period		13	(93,122.87)

103	Cumulative Net Principal Losses		958	9,793,770.22

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,594,182,494)			0.61%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	98.55%	23,452	148,652,386.61
106	31 - 60 Days Delinquent	1.14%	180	1,726,317.63
107	61 - 90 Days Delinquent	0.31%	46	460,487.20

108	Total	100.00%	23,678	150,839,191.44

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

VW CREDIT, INC., as Servicer